Document And Entity Information - USD ($)		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Feb. 18, 2022	Jun. 30, 2021
Document Information [Line Items]
Entity Registrant Name	Universal Biosensors, Inc.
Document, Type	10-K
Document, Annual Report	true
Document, Period End Date	Dec. 31, 2021
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2021
Document, Transition Report	false
Entity, File Number	000-52607
Entity, Incorporation, State or Country Code	DE
Entity, Tax Identification Number	98-0424072
Entity, Address, Address Line One	1 Corporate Avenue,
Entity, Address, City or Town	Rowville
Entity, Address, Address Line Two	3178, Victoria
Entity, Address, Country	AU
City Area Code	61
Local Phone Number	3 9213 9000
Entity, Well-known Seasoned Issuer	No
Entity, Voluntary Filers	No
Entity, Current Reporting Status	Yes
Entity, Interactive Data, Current	Yes
Entity, Filer Category	Non-accelerated Filer
Entity, Small Business	true
Entity, Emerging Growth Company	true
ICFR Auditor Attestation Flag	false
Entity, Shell Company	false
Entity, Public Float				$ 68,525,205
Entity, Common Stock Shares, Outstanding			177,838,504
Amendment Flag	false
Entity Central Index Key	0001279695
Entity Ex Transition Period	false
Auditor Name	PricewaterhouseCoopers	PricewaterhouseCoopers
Auditor Location	Newcastle, Australia	Newcastle, Australia
Auditor Firm ID	1379	1379